[LOGO]
                                     LIFEUSA
                                      FUNDS


                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1998

                                   (UNAUDITED)

                                TABLE OF CONTENTS

                               LIFEUSA FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998
                                   (UNAUDITED)


  President's Letter............................. 2

  Portfolio Reviews

     LifeUSA Aggressive Growth Portfolio......... 3

     LifeUSA Growth Portfolio.................... 4

     LifeUSA Global Portfolio.................... 5

     LifeUSA Balanced Portfolio.................. 6

     LifeUSA Current Income Portfolio............ 7

     LifeUSA Principal Preservation Portfolio.... 8

  Schedules of Investments

     LifeUSA Aggressive Growth Portfolio......... 9

     LifeUSA Growth Portfolio.................... 9

     LifeUSA Global Portfolio................... 10

     LifeUSA Balanced Portfolio................. 10

     LifeUSA Current Income Portfolio........... 11

     LifeUSA Principal Preservation Portfolio... 11

  Notes to Schedules of Investments............. 12

  Statements of Assets and Liabilities.......... 13

  Statements of Operations...................... 15

  Statements of Changes in Net Assets

     LifeUSA Aggressive Growth Portfolio........ 17

     LifeUSA Growth Portfolio................... 18

     LifeUSA Global Portfolio................... 19

     LifeUSA Balanced Portfolio................. 20

     LifeUSA Current Income Portfolio........... 21

     LifeUSA Principal Preservation Portfolio... 22

  Financial Highlights

     LifeUSA Aggressive Growth Portfolio........ 23

     LifeUSA Growth Portfolio................... 24

     LifeUSA Global Portfolio................... 25

     LifeUSA Balanced Portfolio................. 26

     LifeUSA Current Income Portfolio........... 27

     LifeUSA Principal Preservation Portfolio... 28

  Notes to Financial Statements................. 29

  Distributor, Adviser, Legal Counsel,
  Independent Auditors, Directors....... Back Cover

                               PRESIDENT'S LETTER

                               LIFEUSA FUNDS, INC.


WHAT'S RIGHT WITH THIS MARKET

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

We hope that you read the Portfolio Managers' Reviews which follow this letter. They offer a detailed perspective on the individual funds' performance and strategy. As always, we appreciate your continued trust and confidence in IAI. If there is any way that we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

SINCERELY,

/s/ Roy C. Gillson

Roy C. Gillson
President

                                PORTFOLIO REVIEW

                       LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Aggressive Growth Portfolio has had a net asset value total return of 11.57% for the six months ended June 30, 1998. The Russell 2500 Index has returned 5.66% over the same time period. The Portfolio consists mainly of small cap stocks. While small caps rallied in the first quarter of 1998, the "Asian Flu" returned to the stock market during the second quarter. This gave investors another reason to retreat to bonds and large-cap stocks, leading to a decline in the fortunes of small company stocks.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We have approached 1998 cautiously, believing that the "Asian Flu" could be the catalyst for weaker corporate profits in many sectors. However, we believe the Portfolio consists of well-positioned companies with sustainable competitive advantages in stable, growing markets. Thus, we are optimistic about the outlook for strong relative performance regardless of the environment.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                       LIFEUSA
                  AGGRESSIVE GROWTH
                   PORTFOLIO (POP)         RUSSELL 2500
                 (Inception 2/03/97)          INDEX*
                 -------------------          ------

 2/03/97              $ 9,425                $10,000
 3/31/97                8,699                  9,405
 6/30/97               10,329                 10,826
 9/30/97               11,724                 12,380
12/31/97               11,121                 12,101
 3/31/98               12,278                 13,343
 6/30/98               12,409                 12,787


TOTAL RETURNS+
THROUGH 6/30/98
                                                                 Since Inception
                                         Six months***   1 Year      2/03/97**
--------------------------------------------------------------------------------
LIFEUSA AGGRESSIVE GROWTH PORTFOLIO -
PUBLIC OFFERING PRICE                        5.16%       13.22%       16.63%
--------------------------------------------------------------------------------
LIFEUSA AGGRESSIVE GROWTH PORTFOLIO -
NET ASSET VALUE                             11.57%       20.12%       21.66%
--------------------------------------------------------------------------------
Russell 2500 Index                           5.66%       18.10%       18.95%*
--------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA AGGRESSIVE GROWTH PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA AGGRESSIVE GROWTH PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE RUSSELL 2500 INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

                                PORTFOLIO REVIEW

                            LIFEUSA GROWTH PORTFOLIO

LIFEUSA GROWTH PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Growth Portfolio has had a net asset value total return of 11.67% for the six months ended June 30, 1998. The S&P 500 Index has returned 17.71% over the same time period. Robust economic growth, low inflation and corporate profit expansion led the stock market to strong absolute returns in the first quarter of 1998. However, Asian economic events led investors to seek the safety and liquidity offered by the large blue chip stocks. Smaller and midcap stocks have not fared as well in this environment.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

The economic environment remains very favorable. Modest economic growth, low inflation, and low interest rates continue to support stocks. Slower earnings growth due to Asian turmoil may materialize later this year. If this does occur, we believe investors will be attracted to the high quality, consistent growth companies that comprise the majority of the Portfolio.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                   LIFEUSA GROWTH
                   PORTFOLIO (POP)           S&P 500
                 (Inception 2/03/97)          INDEX*
                 -------------------          ------

 2/03/97              $ 9,425                $10,000
 3/31/97                8,747                  9,661
 6/30/97                9,765                 11,347
 9/30/97               10,593                 12,210
12/31/97               10,463                 12,556
 3/31/98               11,520                 14,308
 6/30/98               11,684                 14,781


TOTAL RETURNS+
THROUGH 6/30/98
                                                                Since Inception
                                   Six months***     1 Year         2/03/97**
-------------------------------------------------------------------------------
LIFEUSA GROWTH PORTFOLIO -
PUBLIC OFFERING PRICE                  5.25%         12.78%          11.74%
-------------------------------------------------------------------------------
LIFEUSA GROWTH PORTFOLIO -
NET ASSET VALUE                       11.67%         19.66%          16.55%
-------------------------------------------------------------------------------
S&P 500 Index                         17.71%         30.16%          31.72%*
-------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA GROWTH PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA GROWTH PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500 INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

                                PORTFOLIO REVIEW

                            LIFEUSA GLOBAL PORTFOLIO

LIFEUSA GLOBAL PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Global Portfolio has had a net asset value total return of 6.93% for the six months ended June 30, 1998. The S&P 500 Index has returned 17.71%, and the EAFE Index has returned 16.08% over the same time period. International equity markets were mixed in the second quarter of 1998. Continuing weakness of the yen and concerns over the Japanese banking system provided a catalyst for further declines in the Asian markets. In contrast, European equity markets continued their rally as investors sought shelter in a region seen as relatively safe. Emerging markets were negatively impacted by the Asian crisis.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Following the recent setback, Asian markets have reached attractive levels of valuation. Continental European economies are recovering, influenced by capital investment and increased consumer spending.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                   LIFEUSA GLOBAL
                   PORTFOLIO (POP)           S&P 500          EAFE
                 (Inception 2/03/97)          INDEX*         INDEX*
                 -------------------          ------         ------

 2/03/97              $ 9,425                $10,000        $10,000
 3/31/97                9,397                  9,661         10,205
 6/30/97               10,377                 11,347         11,538
 9/30/97               10,377                 12,210         11,464
12/31/97                9,597                 12,556         10,573
 3/31/98               10,711                 14,308         12,137
 6/30/98               10,262                 14,781         12,274


TOTAL RETURNS+
THROUGH 6/30/98
                                                                Since Inception
                                    Six months***     1 Year        2/03/97**
-------------------------------------------------------------------------------
LIFEUSA GLOBAL PORTFOLIO -
PUBLIC OFFERING PRICE                   0.78%         (6.79)%        1.87%
-------------------------------------------------------------------------------
LIFEUSA GLOBAL PORTFOLIO -
NET ASSET VALUE                         6.93%         (1.09)%        6.26%
-------------------------------------------------------------------------------
S&P 500 Index                          17.71%         30.16%        31.72%*
-------------------------------------------------------------------------------
EAFE Index                             16.08%          6.38%        15.56%*
-------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA GLOBAL PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA GLOBAL PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500 OR EAFE INDICES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

                              PORTFOLIO REVIEW

                           LIFEUSA BALANCED PORTFOLIO

LIFEUSA BALANCED PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Balanced Portfolio has had a net asset value total return of 7.91% for the six months ended June 30, 1998. The S&P 500 Index has returned 17.71%, the Lehman Brothers Aggregate Bond Index has returned 3.93%, and the EAFE Index has returned 16.08% over the same time period. Asian economic events led investors to seek the safety and liquidity offered by the large blue chip stocks during the first half of the year. Smaller and midcap stocks have not fared as well in this environment. The interest sensitivity of the Portfolio was extended during the second quarter to reflect our favorable outlook on interest rates in the near term. Asian markets declined, while European equity markets continued their rally as investors sought shelter in a region seen as relatively safe.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Companies with these characteristics possess the strength and flexibility to weather downturns in the economy and capital markets that should lead to strong relative performance in weak markets and out-performance over a full market cycle.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                LIFEUSA BALANCED                      LEHMAN BROS.
                 PORTFOLIO (POP)        S&P 500        AGGREGATE         EAFE
               (Inception 2/03/97)       INDEX*       BOND INDEX*       INDEX*
               -------------------       ------       -----------       ------

 2/03/97            $ 9,425             $10,000         $10,000        $10,000
 3/31/97              9,237               9,661           9,914         10,205
 6/30/97              9,972              11,347          10,278         11,538
 9/30/97             10,452              12,210          10,619         11,464
12/31/97             10,206              12,556          10,932         10,573
 3/31/98             10,892              14,308          11,021         12,137
 6/30/98             11,013              14,781          11,278         12,274


TOTAL RETURNS+
THROUGH 6/30/98
                                                                 Since Inception
                                      Six months***    1 Year        2/03/97**
--------------------------------------------------------------------------------
LIFEUSA BALANCED PORTFOLIO -
PUBLIC OFFERING PRICE                     1.70%         4.09%         7.13%
--------------------------------------------------------------------------------
LIFEUSA BALANCED PORTFOLIO -
NET ASSET VALUE                           7.91%        10.46%        11.75%
--------------------------------------------------------------------------------
S&P 500 Index                            17.71%        30.16%        31.72%*
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index      3.93%        10.54%         9.43%*
--------------------------------------------------------------------------------
EAFE Index                               16.08%         6.38%        15.56%*
--------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA BALANCED PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA BALANCED PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500, LEHMAN BROTHERS AGGREGATE BOND OR EAFE INDICES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

                                PORTFOLIO REVIEW

                        LIFEUSA CURRENT INCOME PORTFOLIO

LIFEUSA CURRENT INCOME PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Current Income Portfolio has had a net asset value total return of 3.76% for the six months ended June 30, 1998. The Lehman Brothers Aggregate Bond Index has returned 3.93% over the same time period. The focus of the Portfolio was on sector and issue selection during the first half of the year. The overweighting in both Mortgages and Corporates was extended late in the period as spreads for these sectors vs. Treasuries had widened, providing better value. The interest sensitivity of the Fund was extended during the second quarter reflecting our favorable outlook for interest rates in the near-term.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Looking ahead, the near-term trends look favorable for bonds. US economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. We have positioned the Fund to benefit from these factors.However, we see risks for the market beyond the summer months. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. As evidence of these events materialize, the Fund will be repositioned in a more defensive mode.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                       LIFEUSA CURRENT            LEHMAN BROS.
                    INCOME PORTFOLIO (POP)         AGGREGATE
                     (Inception 2/03/97)          BOND INDEX*
                     -------------------          -----------

 2/03/97                  $ 9,425                   $10,000
 3/31/97                    9,302                     9,914
 6/30/97                    9,622                    10,278
 9/30/97                    9,942                    10,619
12/31/97                   10,167                    10,932
 3/31/98                   10,330                    11,021
 6/30/98                   10,551                    11,278


TOTAL RETURNS+
THROUGH 6/30/98
                                                                 Since Inception
                                       Six months***    1 Year       2/03/97**
--------------------------------------------------------------------------------
LIFEUSA CURRENT INCOME PORTFOLIO -
PUBLIC OFFERING PRICE                     (2.19)%        3.35%       3.90%
--------------------------------------------------------------------------------
LIFEUSA CURRENT INCOME PORTFOLIO -
NET ASSET VALUE                            3.76%         9.65%       8.38%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index       3.93%        10.54%       9.43%*
--------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA CURRENT INCOME PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA CURRENT INCOME PORTFOLIO'S--NET ASSET VALUE
     (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

                                PORTFOLIO REVIEW

                    LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Principal Preservation Portfolio has had a total return of 2.21% for the six months ended June 30, 1998. The Lipper Money Market Fund Average has returned 2.44% over the same time period. Short-term interest rates increased very slightly during the quarter. One month commercial paper is now earning annualized returns of about 5.54%.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Near-term trends look favorable for long bonds. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. However, we see risks for the market beyond the summer months. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. The Fund should continue to earn returns similar to those shown above until the Fed is forced to raise rates.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                      LIFEUSA PRINCIPAL          LIPPER MONEY
                   PRESERVATION PORTFOLIO         MARKET FUND
                    (Inception 2/03/97)            AVERAGE*
                    -------------------            --------

 2/03/97                 $10,000                   $10,000
 3/31/97                  10,066                    10,066
 6/30/97                  10,179                    10,179
 9/30/97                  10,293                    10,300
12/31/97                  10,414                    10,427
 3/31/98                  10,522                    10,577
 6/30/98                  10,643                    10,724


TOTAL RETURNS+
THROUGH 6/30/98
                                                                 Since Inception
                                          Six months***  1 Year      2/03/97**
--------------------------------------------------------------------------------
LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO -    2.21%       4.56%      4.54%
--------------------------------------------------------------------------------
Lipper Money Market Fund Average              2.44%       4.95%      4.90%*
--------------------------------------------------------------------------------

+    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    SINCE 2/01/97

**   ANNUALIZED

***  NOT ANNUALIZED

================================================================================
                            SCHEDULES OF INVESTMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                                                Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Capital Appreciation Fund - 49.8%                                             8,247        $122,637
IAI Emerging Growth Fund- 20.8%                                                   3,460          51,430
IAI Regional Fund - 10.1%                                                         1,088          24,810
IAI Value Fund - 19.4%                                                            3,149          47,929
                                                                                               --------
                                                                                                246,806
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $266,902) (b) .......................................................................   $246,806
========================================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ............................................................................................   $   (291)
========================================================================================================
NET ASSETS
 ............................................................................................   $246,515
========================================================================================================


LIFEUSA GROWTH PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                                                Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Growth and Income Fund - 34.9%                                                3,028        $ 52,485
IAI Growth Fund - 35.4%                                                           4,538          53,196
IAI  Midcap Growth Fund - 20.0%                                                   2,193          30,163
IAI Regional Fund - 9.8%                                                            646          14,730
                                                                                               ---------
                                                                                                150,574
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $155,885) (b) .......................................................................   $150,574
========================================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ............................................................................................   $   (181)
========================================================================================================
NET ASSETS
 ............................................................................................   $150,393
========================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                            SCHEDULES OF INVESTMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


LIFEUSA GLOBAL PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                                                Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Developing Countries Fund - 9.0%                                                952        $  6,279
IAI Capital Appreciation Fund - 10.2%                                               477           7,108
IAI Growth Fund - 31.8%                                                           1,899          22,263
IAI International Fund - 38.6%                                                    2,517          26,986
IAI Growth and Income Fund  - 10.5%                                                 422           7,323
                                                                                               ---------
                                                                                                 69,959
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $76,512) (b) ........................................................................   $ 69,959
========================================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ............................................................................................   $    (90)
========================================================================================================
NET ASSETS
 ............................................................................................   $ 69,869
========================================================================================================


LIFEUSA BALANCED PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                                               Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Bond Fund - 25.3%                                                             5,043        $ 48,571
IAI Balanced Fund - 2.0%                                                            328           3,922
IAI Capital Appreciation Fund - 9.0%                                              1,160          17,253
IAI Developing Countries Fund - 4.4%                                              1,284           8,463
IAI Government Fund - 7.0%                                                        1,380          13,565
IAI Growth and Income Fund - 17.4%                                                1,937          33,574
IAI Growth Fund - 17.7%                                                           2,903          34,027
IAI International Fund - 8.5%                                                     1,527          16,372
IAI Value Fund - 8.8%                                                             1,108          16,864
                                                                                               ---------
                                                                                                192,611
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $199,723) (b) .......................................................................   $192,611
========================================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ............................................................................................   $   (201)
========================================================================================================
NET ASSETS
 ............................................................................................   $192,410
========================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                            SCHEDULES OF INVESTMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

LIFEUSA CURRENT INCOME PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                                               Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Bond Fund - 90.1%                                                             2,932        $ 28,239
IAI Government Fund - 10.0%                                                         318           3,130
                                                                                               ---------
                                                                                                 31,369
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $30,599) (b) ........................................................................   $ 31,369
========================================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ............................................................................................   $    (38)
========================================================================================================
NET ASSETS
 ............................................................................................   $ 31,331
========================================================================================================


LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

MUTUAL FUNDS - 99.7%
                                                                               Quantity       Value (a)
--------------------------------------------------------------------------------------------------------
IAI Money Market Fund - 99.7%                                                    33,730        $ 33,731
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $33,731) (b) ........................................................................   $ 33,731
========================================================================================================
OTHER ASSETS AND LIABILITIES - 0.3%
 ............................................................................................   $    100
========================================================================================================
NET ASSETS
 ............................................................................................   $ 33,831
========================================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                        NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
                                   (UNAUDITED)

                                       (a)
    Value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
 At June 30 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                              LIFEUSA              LIFEUSA             LIFEUSA
                                                         AGGRESSIVE GROWTH         GROWTH               GLOBAL
                                                             PORTFOLIO            PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Cost for federal income tax purposes                      $189,004              $110,779           $ 87,075
                                                    ===================================================================

   Gross unrealized appreciation                             $     --              $     --           $     --
   Gross unrealized depreciation                              (12,312)               (5,592)           (11,387)
                                                    -------------------------------------------------------------------
   Net unrealized appreciation (depreciation)                $(12,312)             $ (5,592)          $(11,387)
                                                    ===================================================================
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                              LIFEUSA              LIFEUSA         LIFEUSA PRINCIPAL
                                                             BALANCED           CURRENT INCOME       PRESERVATION
                                                             PORTFOLIO             PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

   Cost for federal income tax purposes                      $102,310              $ 28,343           $ 27,795
                                                    ===================================================================

   Gross unrealized appreciation                             $    647              $    565           $     --
   Gross unrealized depreciation                               (5,772)                  (45)                --
                                                    -------------------------------------------------------------------
   Net unrealized appreciation (depreciation)                $ (5,125)             $    520           $     --
                                                    ===================================================================
-----------------------------------------------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
                                   (UNAUDITED)

                                                                        LIFEUSA            LIFEUSA          LIFEUSA
                                                                    AGGRESSIVE GROWTH      GROWTH           GLOBAL
                                                                       PORTFOLIO          PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value
      (Cost: $266,902; $155,885; and $76,512, respectively)             $ 246,806         $ 150,574        $  69,959
   Organization costs                                                       4,689             4,689            4,689
                                                                       -----------------------------------------------
      TOTAL ASSETS                                                        251,495           155,263           74,648
                                                                       -----------------------------------------------

LIABILITIES
   Accrued distribution fee                                                   291               181               90
   Other accrued expenses                                                   4,689             4,689            4,689
                                                                       -----------------------------------------------
      TOTAL LIABILITIES                                                     4,980             4,870            4,779
                                                                       -----------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK             $ 246,515         $ 150,393        $  69,869
                                                                       ===============================================

REPRESENTED BY:
   Capital stock                                                        $     207         $     132        $      75
   Additional paid-in capital                                             236,230           141,638           76,790
   Undistributed (overdistributed) net investment income                     (529)             (331)            (115)
   Accumulated net realized gains (losses) on investments                  30,703            14,265             (328)
   Unrealized appreciation or depreciation on investments                 (20,096)           (5,311)          (6,553)
                                                                       -----------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO
      OUTSTANDING CAPITAL STOCK                                         $ 246,515         $ 150,393        $  69,869
                                                                       ===============================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                         20,726            13,207            7,499
                                                                       -----------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK            $   11.89         $   11.39        $    9.32
                                                                       ===============================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1998
                                   (UNAUDITED)

                                                                                                             LIFEUSA
                                                                            LIFEUSA         LIFEUSA         PRINCIPAL
                                                                           BALANCED     CURRENT INCOME     PRESERVATION
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value
      (Cost: $199,723; $30,599; and $33,731, respectively)                 $ 192,611      $  31,369         $  33,731
   Cash in bank on demand deposit                                                 --             --               141
   Organization costs                                                          4,689          4,689             4,689
                                                                          ---------------------------------------------
      TOTAL ASSETS                                                           197,300         36,058            38,561
                                                                          ---------------------------------------------

LIABILITIES
   Accrued distribution fee                                                      201             38                41
   Other accrued expenses                                                      4,689          4,689             4,689
                                                                          ---------------------------------------------
      TOTAL LIABILITIES                                                        4,890          4,727             4,730
                                                                          ---------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                $ 192,410      $  31,331         $  33,831
                                                                          =============================================

REPRESENTED BY:
   Capital stock                                                           $     176      $      30         $      35
   Additional paid-in capital                                                188,241         29,679            33,767
   Undistributed (overdistributed) net investment income                       1,052            866                29
   Accumulated net realized gains (losses) on investments                     10,053            (14)               --
   Unrealized appreciation or depreciation on investments                     (7,112)           770                --
                                                                          ---------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO
         OUTSTANDING CAPITAL STOCK                                         $ 192,410      $  31,331         $  33,831
                                                                          =============================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                            17,573          3,036             3,513
                                                                          ---------------------------------------------
      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK               $   10.95      $   10.32         $    9.63
                                                                          =============================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                            STATEMENTS OF OPERATIONS
================================================================================

                               LIFEUSA FUNDS, INC.

                         SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

                                                                      LIFEUSA          LIFEUSA         LIFEUSA
                                                                 AGGRESSIVE GROWTH     GROWTH          GLOBAL
                                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Dividend distributions from Underlying Funds                   $    --          $    --          $    63
                                                                   -------------------------------------------
        TOTAL INCOME                                                      --               --               63
                                                                   -------------------------------------------

   Expenses:
      Distribution fees                                                  792              495              266
      Legal fees                                                       1,449            1,449            1,449
      Custodian Fees                                                     174              174              174
      Amortization of organization costs                                 648              648              648
      Audit Fees                                                       1,736            1,736            1,736
      Printing and Shareholder reporting                                 625              403              200
      Registration fees                                                8,388            8,388            8,388
                                                                   -------------------------------------------
        TOTAL EXPENSES                                                13,812           13,293           12,861
        Less fees reimbursed or waived by Sponsor or Distributor     (13,283)         (12,962)         (12,683)
                                                                   -------------------------------------------
        NET EXPENSES                                                     529              331              178
                                                                   -------------------------------------------
          NET INVESTMENT INCOME (LOSS)                                  (529)            (331)            (115)
                                                                   -------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Capital gain distributions from Underlying Funds                   26,664           15,837            2,882
   Net realized gains (losses) on investments                          4,044             (867)          (3,132)
   Net change in unrealized appreciation or depreciation on
      investment securities                                           (7,784)            (421)           4,756
                                                                   -------------------------------------------
          NET GAIN ON INVESTMENTS                                     22,924           14,549            4,506
                                                                   -------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 22,395         $ 14,218         $  4,391
                                                                   ===========================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                            STATEMENTS OF OPERATIONS
================================================================================

                               LIFEUSA FUNDS, INC.

                         SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

                                                                                                                   LIFEUSA
                                                                             LIFEUSA            LIFEUSA           PRINCIPAL
                                                                            BALANCED         CURRENT INCOME      PRESERVATION
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Dividend distributions from Underlying Funds                           $  1,385           $    940           $    759
                                                                            --------------------------------------------------
        TOTAL INCOME                                                            1,385                940                759
                                                                            --------------------------------------------------

   Expenses:
      Distribution fees                                                           499                112                115
      Legal fees                                                                1,449              1,449              1,449
      Custodian Fees                                                              174                174                174
      Amortization of organization costs                                          648                648                645
      Audit Fees                                                                1,736              1,736              1,736
      Printing and shareholder reporting                                          322                 84                 95
      Registration fees                                                         8,388              8,387              8,388
                                                                            --------------------------------------------------
        TOTAL EXPENSES                                                         13,216             12,590             12,602
        Less fees reimbursed or waived by Sponsor or Distributor              (12,883)           (12,516)           (12,525)
                                                                            --------------------------------------------------
        NET EXPENSES                                                              333                 74                 77
                                                                            --------------------------------------------------
          NET INVESTMENT INCOME                                                 1,052                866                682
                                                                            --------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Capital gain distributions from Underlying Funds                             9,178                 --                 --
   Net realized gains (losses) on investments                                     932                (14)                --
   Net change in unrealized appreciation or depreciation on
      investment securities                                                    (2,042)               250                 --
                                                                            --------------------------------------------------
          NET GAIN ON INVESTMENTS                                               8,068                236                 --
                                                                            --------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  9,120           $  1,102           $    682
                                                                            ==================================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                       LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

                                                                                                                  Period from
                                                                                        Six months ended       February 3, 1997*
                                                                                          June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                                (UNAUDITED)
     Net investment income (loss)                                                          $    (529)             $    (228)
     Net realized gains (losses)                                                              30,708                 22,198
     Net change in unrealized appreciation or depreciation                                    (7,784)               (12,312)
                                                                                      --------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       22,395                  9,658
                                                                                      --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                        --                   (854)
     Net realized gains                                                                      (20,560)                (1,643)
                                                                                      --------------------------------------------
        TOTAL DISTRIBUTIONS                                                                  (20,560)                (2,497)
                                                                                      --------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from shares of 4,591 and 13,299 shares                                      57,421                150,454
     Net asset value of 1,735 and 218 shares issued in
         reinvestment of distributions                                                        20,559                  2,497
     Cost of 781 and 169 shares redeemed                                                      (9,796)                (1,950)
                                                                                      --------------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                     68,184                151,001
                                                                                      --------------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                               70,019                158,162

            NET ASSETS AT BEGINNING OF PERIOD                                                176,496                 18,334
                                                                                      --------------------------------------------

            NET ASSETS AT END OF PERIOD                                                    $ 246,515              $ 176,496
                                                                                      ============================================
               INCLUDING OVERDISTRIBUTED NET INVESTMENT INCOME OF:                         $    (529)             $      --
                                                                                      ============================================
     Percentage of shares outstanding owned by sponsor                                          9.79%                 12.25%
                                                                                      ============================================

        * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                            LIFEUSA GROWTH PORTFOLIO

                                                                                                                Period from
                                                                                      Six months ended      February 3, 1997*
                                                                                        June 30,1998       to December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                              (UNAUDITED)
     Net investment income (loss)                                                        $    (331)             $    (132)
     Net realized gains (losses)                                                            14,970                  9,131
     Net change in unrealized appreciation or depreciation                                    (421)                (4,890)
                                                                                     ------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     14,218                  4,109
                                                                                     ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                      --                   (950)
     Net realized gains                                                                     (6,910)                (2,926)
                                                                                     ------------------------------------------
        TOTAL DISTRIBUTIONS                                                                 (6,910)                (3,876)
                                                                                     ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from the sale of 3,170 and 7,749 shares                                   35,769                 83,866
     Net asset value of 606 and 364 shares issued in
         reinvestment of distributions                                                       6,909                  3,876
     Cost of 401 and 114 shares redeemed                                                    (4,672)                (1,230)
                                                                                     ------------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                   38,006                 86,512
                                                                                     ------------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                             45,314                 86,745

            NET ASSETS AT BEGINNING OF PERIOD                                              105,079                 18,334
                                                                                     ------------------------------------------

            NET ASSETS AT END OF PERIOD                                                  $ 150,393              $ 105,079
                                                                                     ==========================================
               INCLUDING OVERDISTRIBUTED NET INVESTMENT INCOME OF:                       $    (331)             $      --
                                                                                     ==========================================
     Percentage of shares outstanding owned by sponsor                                       15.11%                 19.37%
                                                                                     ==========================================

        * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                            LIFEUSA GLOBAL PORTFOLIO

                                                                                                               Period from
                                                                                      Six months ended     February 3, 1997*
                                                                                        June 30,1998      to December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                              (UNAUDITED)
     Net investment income (loss)                                                         $   (115)             $    689
     Net realized gains (losses)                                                              (250)                8,853
     Net change in unrealized appreciation or depreciation                                   4,756               (11,309)
                                                                                     ------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      4,391                (1,767)
                                                                                     ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                      --                (1,771)
     Net realized gains                                                                     (6,746)               (2,185)
                                                                                     ------------------------------------------
        TOTAL DISTRIBUTIONS                                                                 (6,746)               (3,956)
                                                                                     ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 352 and 5,763 shares                                          3,580                60,817
     Net asset value of 726 and 410 shares issued in
         reinvestment of distributions                                                       6,746                 3,956
     Cost of 1,415 and 170 shares redeemed                                                 (13,697)               (1,788)
                                                                                     ------------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                   (3,371)               62,985
                                                                                     ------------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (5,726)               57,262

            NET ASSETS AT BEGINNING OF PERIOD                                               75,595                18,333
                                                                                     ------------------------------------------

            NET ASSETS AT END OF PERIOD                                                   $ 69,869              $ 75,595
                                                                                     ==========================================
               INCLUDING OVERDISTRIBUTED NET INVESTMENT INCOME OF:                        $   (115)             $     --
                                                                                     ==========================================
        Percentage of shares outstanding owned by sponsor                                    15.11%                24.69%
                                                                                     ==========================================

        * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                           LIFEUSA BALANCED PORTFOLIO

                                                                                                               Period from
                                                                                      Six months ended     February 3, 1997*
                                                                                        June 30,1998      to December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                              (UNAUDITED)
     Net investment income                                                             $   1,052                $   1,534
     Net realized gains (losses)                                                          10,110                    5,923
     Net change in unrealized appreciation or depreciation                                (2,042)                  (5,070)
                                                                                     ------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    9,120                    2,387
                                                                                     ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                    --                   (2,616)
     Net realized gains                                                                   (4,846)                  (1,134)
                                                                                     ------------------------------------------
        TOTAL DISTRIBUTIONS                                                               (4,846)                  (3,750)
                                                                                     ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 8,043 and 7,174 shares                                     88,805                   76,856
     Net asset value of shares 443 and 361 issued in
        reinvestment of distributions                                                      4,846                    3,750
     Cost of 234 and 47 shares redeemed                                                   (2,591)                    (500)
                                                                                     ------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                            91,060                   80,106
                                                                                     ------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                                      95,334                   78,743

            NET ASSETS AT BEGINNING OF PERIOD                                             97,076                   18,333
                                                                                    ------------------------------------------

            NET ASSETS AT END OF PERIOD                                                $ 192,410                $  97,076
                                                                                     ==========================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                       $   1,052                $      --
                                                                                     ==========================================
     Percentage of shares outstanding owned by sponsor                                     11.13%                   20.46%
                                                                                     ==========================================

        * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                        LIFEUSA CURRENT INCOME PORTFOLIO

                                                                                                              Period from
                                                                                      Six months ended     February 3, 1997*
                                                                                        June 30,1998      to December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                              (UNAUDITED)
     Net investment income (loss)                                                         $    866                $  1,156
     Net realized gains (losses)                                                               (14)                     18
     Net change in unrealized appreciation or depreciation                                     250                     520
                                                                                     ------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      1,102                   1,694
                                                                                     ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                     (26)                 (2,212)
     Net realized gains                                                                        (18)                     --
                                                                                     ------------------------------------------
        TOTAL DISTRIBUTIONS                                                                    (44)                 (2,212)
                                                                                     ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 138 and 838 shares                                            1,402                   8,800
     Net asset value of 4 and 223 shares issued in
         reinvestment of distributions                                                          44                   2,212
                                                                                     ------------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    1,446                  11,012
                                                                                     ------------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                              2,504                  10,494

            NET ASSETS AT BEGINNING OF PERIOD                                               28,827                  18,333
                                                                                     ------------------------------------------

            NET ASSETS AT END OF PERIOD                                                   $ 31,331                $ 28,827
                                                                                     ==========================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                          $    866                $     26
                                                                                     ==========================================
     Percentage of shares outstanding owned by sponsor                                       65.49%                  68.62%
                                                                                     ==========================================


        * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                               LIFEUSA FUNDS, INC.

                    LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

                                                                                                              Period from
                                                                                      Six months ended     February 3, 1997*
                                                                                        June 30,1998      to December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                              (UNAUDITED)
     Net investment income                                                              $    682                $    980
                                                                                     ------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      682                     980
                                                                                     ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                  (704)                 (2,014)
                                                                                     ------------------------------------------
        TOTAL DISTRIBUTIONS                                                                 (704)                 (2,014)
                                                                                     ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from the sale of 663 and 1,145 shares                                    6,385                  11,470
     Net asset value of 73 and 205 shares issued in
        reinvestment of distributions                                                        703                   2,014
     Cost of 137 and 269 shares redeemed                                                  (1,318)                 (2,700)
                                                                                     ------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                             5,770                  10,784
                                                                                     ------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                                       5,748                   9,750

            NET ASSETS AT BEGINNING OF PERIOD                                             28,083                  18,333
                                                                                     ------------------------------------------

            NET ASSETS AT END OF PERIOD                                                 $ 33,831                $ 28,083
                                                                                     ==========================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                        $     29                $     51
                                                                                     ==========================================
     Percentage of shares outstanding owned by sponsor                                     57.68%                  67.95%
                                                                                     ==========================================


         * COMMENCEMENT OF OPERATIONS


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 29

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                       LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                              $11.63                $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income (loss)                                      (0.03)                (0.01)
   Net realized and unrealized gains                                  1.37                  1.81
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                       1.34                  1.80
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --                    (0.06)
   Net realized gains                                                (1.08)                (0.11)
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                        (1.08)                (0.17)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                    $11.89                $11.63
                                                              ============================================

Total investment return*                                             11.57%                18.00%

Net assets at end of period (000's omitted)                         $  247                $  176

RATIOS:
   Expenses to average daily net assets***                            0.50%**               0.50%**
   Net investment income (loss) to average daily net assets***       (0.50%)*              (0.30%)**
   Portfolio turnover rate                                            33.2%                  4.5%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $13,283 AND $15,847, RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 13.08% AND 21.36%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (13.08%) AND (21.16%) RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                            LIFEUSA GROWTH PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                             $10.69                 $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income (loss)                                     (0.03)                 (0.01)
   Net realized and unrealized gains (losses)                        1.28                   1.11
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                      1.25                   1.10
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --                   (0.10)
   Net realized gains                                               (0.55)                 (0.31)
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                       (0.55)                 (0.41)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                   $11.39                 $10.69
                                                              ============================================

Total investment return*                                            11.67%                 11.01%

Net assets at end of period (000's omitted)                        $  150                 $  105

RATIOS:
   Expenses to average daily net assets***                           0.50%**                0.50%**
   Net investment income (loss) to average daily net assets***      (0.50%)**              (0.31)%**
   Portfolio turnover rate                                           21.3%                  32.4%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $12,962 AND $15,760, RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 20.12% AND 37.30%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (20.12%) AND (37.11%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                            LIFEUSA GLOBAL PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                              $9.65                  $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income (loss)                                     (0.02)                   0.10
   Net realized and unrealized gains (losses)                        0.69                    0.08
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                      0.67                    0.18
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --                    (0.24)
   Net realized gains                                               (1.00)                  (0.29)
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                       (1.00)                  (0.53)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                    $9.32                   $9.65
                                                              ============================================

Total investment return*                                             6.93%                   1.83%

Net assets at end of period (000's omitted)                           $70                     $76

RATIOS:
   Expenses to average daily net assets***                           0.50%**                 0.50%**
   Net investment income (loss) to average daily net assets***      (0.32%)*                 1.31%**
   Portfolio turnover rate                                           33.7%                   28.7%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $12,683 AND $15,783, RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 36.78% AND 30.40%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (36.60%) AND (28.59%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                           LIFEUSA BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                             $10.41                  $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income                                             0.06                    0.18
   Net realized and unrealized gains                                 0.76                    0.65
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                      0.82                    0.83
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --                    (0.29)
   Net realized gains                                               (0.28)                  (0.13)
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                       (0.28)                  (0.42)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                   $10.95                  $10.41
                                                              ============================================

Total investment return*                                             7.91%                   8.30%

Net assets at end of period (000's omitted)                        $  192                  $   97

RATIOS:
   Expenses to average daily net assets***                           0.50%**                 0.50%**
   Net investment income (loss) to average daily net assets***       1.58%**                 3.26%**
   Portfolio turnover rate                                           34.8%                   21.9%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $12,883 AND $15,770, RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 19.86% AND 33.99%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (17.77%) AND (30.23%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                        LIFEUSA CURRENT INCOME PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                             $ 9.96                  $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income                                             0.29                    0.46
   Net realized and unrealized gains                                 0.09                    0.33
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                      0.38                    0.79
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (0.01)                  (0.83)
   Net realized gains                                               (0.01)                    --
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                       (0.02)                  (0.83)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                   $10.32                  $ 9.96
                                                              ============================================

Total investment return*                                             3.76%                   7.90%

Net assets at end of period (000's omitted)                        $   31                  $   29

RATIOS:
   Expenses to average daily net assets***                           0.50%**                 0.50%**
   Net investment income (loss) to average daily net assets***       5.79%**                 5.57%**
   Portfolio turnover rate                                           10.5%                   13.1%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $12,516 AND $15,700, RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 84.21% AND 76.20%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (77.92%) AND (70.13%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                               LIFEUSA FUNDS, INC.

                    LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                        Period from
                                                              Six Months ended     February 3, 1997****
                                                                June 30,1998       to December 31, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                                  (UNAUDITED)
   Beginning of period                                              $9.64                 $10.00
                                                              --------------------------------------------

OPERATIONS
   Net investment income (loss)                                      0.23                   0.41
   Net realized and unrealized gains (losses)                       (0.02)                   --
                                                              --------------------------------------------
          TOTAL FROM OPERATIONS                                      0.21                   0.41
                                                              --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (0.22)                 (0.77)
                                                              --------------------------------------------
          TOTAL DISTRIBUTIONS                                       (0.22)                 (0.77)
                                                              --------------------------------------------

NET ASSET VALUE
   End of period                                                    $9.63                 $ 9.64
                                                              ============================================

Total investment return*                                             2.21%                  4.13%

Net assets at end of period (000's omitted)                         $  34                 $   28

RATIOS:
   Expenses to average daily net assets***                           0.50%**                0.50%**
   Net investment income (loss) to average daily net assets***       4.44%**                4.48%**
   Portfolio turnover rate                                            3.7%                  11.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIO'S SPONSOR VOLUNTARILY WAIVED $12,525 AND $15,739 , RESPECTIVELY, IN EXPENSES FOR THE PERIODS ENDED JUNE 30, 1998 AND DECEMBER 31, 1997. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 82.12% AND 72.49%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (77.18%) AND (67.51%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30,1998
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


LifeUSA Funds, Inc. (the Company) was incorporated on April 26, 1996, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company consisting of the following six separate diversified investment portfolios: LifeUSA Aggressive Growth Portfolio (Aggressive Growth Portfolio), LifeUSA Growth Portfolio (Growth Portfolio), LifeUSA Global Portfolio (Global Portfolio), LifeUSA Balanced Portfolio (Balanced Portfolio), LifeUSA Current Income Portfolio (Current Income Portfolio) and LifeUSA Principal Preservation Portfolio (Principal Preservation Portfolio) (collectively, the Portfolios). The sponsor and distributor of the Portfolios is LifeUSA Securities, Inc. (the Sponsor or Distributor). Each of the Portfolios was created as a separate portfolio represented by a separate class of common stock of the Company and offer a means of investing in shares of certain IAI Mutual Funds (the Underlying Funds) within certain predetermined percentage ranges. The Company's articles of incorporation permit the Board of Directors to create additional portfolios in the future and each Portfolio is permitted to issue separate classes of stock. This report covers only the Aggressive Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Current Income Portfolio and Principal Preservation Portfolio, currently the only Portfolios of the Company. Financial statements for the Underlying Funds may be obtained by calling the toll-free Investor Services Hotline at 1-800-945-3863.

Significant accounting policies followed by the Portfolios are summarized below:

PORTFOLIO VALUATION

The investments of the Portfolios consist of mutual funds that are valued daily at their respective net asset values in accordance with the Investment Company Act of 1940.

FEDERAL TAXES

Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Portfolios are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders from the Underlying Funds are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are made semi-annually (monthly for the LifeUSA Principal Preservation Portfolio). Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions, as needed to comply with federal tax regulations, are distributed during the year.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                               LIFEUSA FUNDS, INC.

                                  JUNE 30,1998
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

ORGANIZATION COSTS

Organization costs are being amortized over sixty months on a straight-line basis. In the event the Sponsor redeems any or all of its shares representing initial capital in the Portfolios prior to the date such costs are fully amortized, it will bear such portion of the unamortized organization costs as the number of shares redeemed bears to the initial purchase of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

(2)  FEES AND EXPENSES

The Company has entered into an investment advisory and administrative services agreement with Investment Advisers, Inc. (Advisers) who is also the adviser to the Underlying Funds. Pursuant to the agreement, Advisers provides the Portfolios with investment advisory services and is responsible for the overall management of the Portfolios' business affairs subject to the authority of the Board of Directors. Because the Underlying Funds pay Advisers a management fee, no compensation is paid to Advisers under the agreement. The agreement also provides that each Portfolio shall pay the fees and expenses of outside legal counsel, independent public accountants, and custodians as well as certain expenses incurred in connection with the registration of Portfolio shares for sale to the public, interest and, in certain circumstances, taxes and extraordinary expenses. Until May 1, 1999, the Sponsor has voluntarily agreed to reimburse the Portfolios for all other expenses.

The Portfolios have adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940. Under such Plan, the Portfolios have entered into an underwriting and distribution agreement with the Distributor. Under the agreement, the Portfolios pay the Distributor a fee for the servicing of shareholder accounts and the distribution of Portfolio shares. The fee is computed monthly based on average daily net assets for each Portfolio at an annual rate of 0.75% (0.50% payable as distribution fee and 0.25% as a shareholder servicing fee). Until May 1, 1999, the Sponsor has voluntarily agreed to waive that portion of the fee in excess of 0.50% of each Portfolio's average daily net assets.

(3)  PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 1998, purchases and sales proceeds of the Underlying Funds were as follows:

-------------------------------------------------------------------------------
                                                     PURCHASES          SALES
-------------------------------------------------------------------------------
LIFEUSA AGGRESSIVE GROWTH PORTFOLIO                  $144,346         $ 70,492
LIFEUSA GROWTH PORTFOLIO                             $ 74,825         $ 28,150
LIFEUSA GLOBAL PORTFOLIO                             $ 24,231         $ 31,584
LIFEUSA BALANCED PORTFOLIO                           $142,897         $ 46,361
LIFEUSA CURRENT INCOME PORTFOLIO                     $  5,440         $  3,170
LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO             $  7,291         $  1,355
-------------------------------------------------------------------------------

(4)  SUBSEQUENT EVENT

On August 5,1998 the Board of Directors approved a plan to liquidate and dissolve the LifeUSA Funds.

                                   DISTRIBUTOR

                            LifeUSA Securities, Inc.


                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                            Minneapolis, MN 55402 USA


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers



                                     [LOGO]
                                     LIFEUSA
                                   SECURITIES


                              300 SOUTH HIGHWAY 169
                          MINNEAPOLIS, MINNESOTA 55426
                              888.446.5872 (PHONE)
                               612.513.7120 (FAX)